Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Successor
Assets:
Nuclear decommissioning trust		$ 1,132		$ 1,012
Successor | Equity Securities [Member]
Assets:
Nuclear decommissioning trust	[1]	767		672
Successor | Debt Securities [Member]
Assets:
Nuclear decommissioning trust	[3]	365	[2]	340
Predecessor
Assets:
Nuclear decommissioning trust						$ 918
Predecessor | Equity Securities [Member]
Assets:
Nuclear decommissioning trust						599
Predecessor | Debt Securities [Member]
Assets:
Nuclear decommissioning trust						319
Level 3 [Member] | Successor
Assets:
Sub-total	[4]	182		98
Liabilities:
Total liabilities	[4]	25		15
Level 3 [Member] | Predecessor
Assets:
Sub-total						49
Liabilities:
Total liabilities						12
Fair Value, Measurements, Recurring [Member] | Successor
Assets:
Sub-total		10	[5]	13	[6]
Liabilities:
Total liabilities		10	[5]	13	[6]
Fair Value, Measurements, Recurring [Member] | Successor | Total [Member]
Assets:
Sub-total		1,162		1,179
Total assets		1,443		1,426
Liabilities:
Total liabilities		104		361
Fair Value, Measurements, Recurring [Member] | Successor | Total [Member] | Equity Securities [Member]
Assets:
Nuclear decommissioning trust	[5]	486		425
Assets measured at net asset value	[5]	281		247
Fair Value, Measurements, Recurring [Member] | Successor | Total [Member] | Debt Securities [Member]
Assets:
Nuclear decommissioning trust	[5]	365		340
Fair Value, Measurements, Recurring [Member] | Successor | Commodity contracts [Member]
Assets:
Derivative Assets	[5]	3
Liabilities:
Derivative Liabilities	[5]	3
Fair Value, Measurements, Recurring [Member] | Successor | Commodity contracts [Member] | Total [Member]
Assets:
Derivative Assets		302		396
Liabilities:
Derivative Liabilities		81		332
Fair Value, Measurements, Recurring [Member] | Successor | Interest Rate Swap [Member]
Assets:
Derivative Assets		7	[5]	13	[6]
Liabilities:
Derivative Liabilities		7	[5]	13	[6]
Fair Value, Measurements, Recurring [Member] | Successor | Interest Rate Swap [Member] | Total [Member]
Assets:
Derivative Assets		9		18
Liabilities:
Derivative Liabilities		23		29
Fair Value, Measurements, Recurring [Member] | Predecessor | Total [Member]
Assets:
Sub-total						1,174
Total assets						1,393
Liabilities:
Total liabilities						204
Fair Value, Measurements, Recurring [Member] | Predecessor | Total [Member] | Equity Securities [Member]
Assets:
Nuclear decommissioning trust						380
Assets measured at net asset value						219
Fair Value, Measurements, Recurring [Member] | Predecessor | Total [Member] | Debt Securities [Member]
Assets:
Nuclear decommissioning trust						319
Fair Value, Measurements, Recurring [Member] | Predecessor | Commodity contracts [Member] | Total [Member]
Assets:
Derivative Assets						475
Liabilities:
Derivative Liabilities						204
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Successor
Assets:
Sub-total		513		592
Liabilities:
Total liabilities		28		302
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Successor | Equity Securities [Member]
Assets:
Nuclear decommissioning trust	[5]	486		425
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Successor | Commodity contracts [Member]
Assets:
Derivative Assets		27		167
Liabilities:
Derivative Liabilities		28		302
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Predecessor
Assets:
Sub-total						765
Liabilities:
Total liabilities						128
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Predecessor | Equity Securities [Member]
Assets:
Nuclear decommissioning trust						380
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Predecessor | Commodity contracts [Member]
Assets:
Derivative Assets						385
Liabilities:
Derivative Liabilities						128
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Successor
Assets:
Sub-total		457		476
Liabilities:
Total liabilities		41		31
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Successor | Debt Securities [Member]
Assets:
Nuclear decommissioning trust	[5]	365		340
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Successor | Commodity contracts [Member]
Assets:
Derivative Assets		90		131
Liabilities:
Derivative Liabilities		25		15
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Successor | Interest Rate Swap [Member]
Assets:
Derivative Assets		2		5
Liabilities:
Derivative Liabilities		16		16
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Predecessor
Assets:
Sub-total						360
Liabilities:
Total liabilities						64
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Predecessor | Debt Securities [Member]
Assets:
Nuclear decommissioning trust						319
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Predecessor | Commodity contracts [Member]
Assets:
Derivative Assets						41
Liabilities:
Derivative Liabilities						64
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Successor
Assets:
Sub-total	[7]	182		98
Liabilities:
Total liabilities	[7]	25		15
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Successor | Commodity contracts [Member]
Assets:
Derivative Assets	[7]	182		98
Liabilities:
Derivative Liabilities	[7]	$ 25		$ 15
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Predecessor
Assets:
Sub-total						49
Liabilities:
Total liabilities						12
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Predecessor | Commodity contracts [Member]
Assets:
Derivative Assets						49
Liabilities:
Derivative Liabilities						$ 12

[1]	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.
[2]	Includes realized gains and losses on securities sold.
[3]	The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's Investors Services, Inc. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.57% and 3.56% at September 30, 2017 and December 31, 2016, respectively, and an average maturity of 9 years at both September 30, 2017 and December 31, 2016.
[4]	Electricity purchase and sales contracts include power and heat rate positions in ERCOT regions. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT. Electricity options consist of physical electricity options and spread options.
[5]	The nuclear decommissioning trust investment is included in the other investments line in our condensed consolidated balance sheets.
[6]	Fair values are determined on a contract basis, but certain contracts result in a current asset and a noncurrent liability, or vice versa, as presented in our condensed consolidated balance sheets.
[7]	See table below for description of Level 3 assets and liabilities.